ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 2.9%
Common Stocks 2.9%
AMP (1)	134,500	929
Brambles Industries (1)	109,700	913
Macquarie Infrastructure, Equity Units	595,200	1,241
Rio Tinto (1)	29,000	1,652
Sydney Roads Group, Equity Units (2)	198,400	156
Transurban Group (1)	172,000	933
Total Australia (Cost $5,326)		5,824

AUSTRIA 2.7%
Common Stocks 2.7%
Erste Bank der Oesterreich Sparkasse	65,990	3,804
Telekom Austria	26,200	592
Wiener Staedtische Versicherung AG	18,100	1,053
Total Austria (Cost $5,046)		5,449

BELGIUM 1.2%
Common Stocks 1.2%
SES Global FDR GDR	145,100	1,963
UCB	9,280	541
Total Belgium (Cost $2,342)		2,504

BRAZIL 3.0%
Common Stocks 2.7%
Companhia Vale do Rio Doce ADR (USD)	78,700	1,566
Petroleo Brasileiro ADR (USD)	41,360	3,426
Tele Norte Leste ADR (USD)	43,700	580
		5,572
Preferred Stocks 0.3%
Banco Itau Holdings Financiera	18,300	560
		560
Total Brazil (Cost $2,609)		6,132

CANADA 0.5%
Common Stocks 0.5%
Telus (Non-voting shares) (USD)	23,500	987
Total Canada (Cost $597)		987

DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, Series B	28,651	1,764
Total Denmark (Cost $745)		1,764

EGYPT 0.3%
Common Stocks 0.3%
MobiNil-Egyptian	27,595	677
Total Egypt (Cost $949)		677

FINLAND 0.8%
Common Stocks 0.8%
Nokia	86,082	1,706
Total Finland (Cost $111)		1,706

FRANCE 7.9%
Common Stocks 7.9%
AXA	74,914	2,582
Cap Gemini (1)	43,090	2,313
LVMH	32,582	3,271
Pernod-Ricard (1)	8,723	1,815
Societe Generale (1)	12,319	1,836
Television Francaise	48,542	1,546
Total	38,569	2,621
Total France (Cost $8,992)		15,984

GERMANY 5.1%
Common Stocks 4.1%
Commerzbank	74,600	2,613
Fresenius Medical Care	13,700	1,640
Hypo Real Estate Holding	30,704	1,706
Praktiker Bau-und Heimwerk	76,400	2,263
		8,222
Preferred Stocks 1.0%
ProSieben Sat Media (1)(2)	82,800	2,106
		2,106
Total Germany (Cost $7,914)		10,328

GREECE 2.8%
Common Stocks 2.8%
Cosmote Mobile Communication	26,631	598
Hellenic Telecommunications (2)	99,310	2,264
National Bank of Greece	73,752	2,864
Total Greece (Cost $4,654)		5,726

INDIA 1.0%
Common Stocks 1.0%
Bharti Airtel (2)	128,200	1,166
I-Flex Solutions	32,800	930
Total India (Cost $1,397)		2,096

IRELAND 1.3%
Common Stocks 1.3%
Anglo Irish Bank	134,800	1,965
CRH	19,800	638
Total Ireland (Cost $2,219)		2,603

ITALY 7.6%
Common Stocks 7.6%
Banca Intesa	211,820	1,224
Capitalia	314,900	2,641
Eni S.p.A.	72,553	2,223
Intesabci	319,300	1,712
Lottomatica	40,600	1,508
Mediobanca (1)	56,200	1,141
Saipem	88,200	2,031
UniCredito Italiano	399,960	3,076
Total Italy (Cost $11,949)		15,556

JAPAN 24.9%
Common Stocks 24.9%
AIFUL (1)	30,050	1,178
Astellas Pharma	26,100	1,037
Canon	24,600	1,181
Credit Saison (1)	26,100	1,130
Fanuc	14,800	1,233
Honda	37,400	1,232
HOYA	39,100	1,366
Ibiden (1)	35,300	1,704
JSR (1)	31,500	741
Keyence (1)	7,600	1,733
Leopalace21	37,700	1,317
Marui	122,600	1,742
Mitsubishi Corporation	131,600	2,695
Mitsubishi Estate	46,000	952
Mitsubishi UFJ Financial	177	2,498
Mitsui Fudosan	122,000	2,588
Mitsui Trust Holdings	137,000	1,504
Nidec (1)	13,800	979
Nitto Denko	14,800	1,074
ORIX	8,240	2,157
Rakuten (1)	2,602	1,236
Resona Holdings (1)	504	1,577
Secom	34,000	1,656
Sega Sammy Holdings (1)	42,100	1,394
Seven & I (1)	37,000	1,290
Shin-Etsu Chemical	30,200	1,747
SMC	11,600	1,483
Sony (1)	40,300	1,854
Sumitomo Mitsui Financial	387	4,114
T&D Holdings (1)	15,250	1,210
Toyota Motor	43,800	2,313
USHIO (1)	40,800	869
Total Japan (Cost $34,825)		50,784

MEXICO 2.5%
Common Stocks 2.5%
America Movil ADR, Series L (USD)	55,900	2,000
Grupo Financiero Banorte	507,700	1,400
Grupo Televisa ADR (USD)	38,800	718
Wal-Mart de Mexico, Series V (1)	317,746	984
Total Mexico (Cost $1,893)		5,102

NETHERLANDS 1.1%
Common Stocks 1.1%
Koninklijke Numico	46,687	2,238
Total Netherlands (Cost $1,026)		2,238

NORWAY 0.3%
Common Stocks 0.3%
Telenor ASA	48,500	618
Total Norway (Cost $609)		618

SINGAPORE 0.9%
Common Stocks 0.9%
Chartered Semiconductor (2)	136,000	93
Starhub	592,000	810
Venture	129,000	874
Total Singapore (Cost $1,889)		1,777

SOUTH AFRICA 1.0%
Common Stocks 1.0%
Absa Group	60,100	890
Naspers (N shares)	67,400	1,186
Total South Africa (Cost $1,707)		2,076

SOUTH KOREA 2.2%
Common Stocks 2.2%
Kookmin Bank	14,960	1,306
KT Freetel	20,500	611
Lotte Shopping	2,050	704
Samsung Electronics	3,023	1,924
Total South Korea (Cost $2,306)		4,545

SPAIN 5.1%
Common Stocks 5.1%
Acciona	13,662	2,082
ACS Actividades Construccion y Servicios	39,500	1,728
Cintra Concesiones De Infraestructure (1)	37,000	470
Enagas	71,900	1,561
Grupo Ferrovial	18,300	1,477
Telefonica SA	182,653	3,087
Total Spain (Cost $9,835)		10,405

SWEDEN 3.4%
Common Stocks 3.4%
Assa-Abloy, B Shares	164,000	2,693
Atlas Copco, A shares	85,400	2,124
LM Ericsson	663,000	2,085
Total Sweden (Cost $7,504)		6,902

SWITZERLAND 7.3%
Common Stocks 7.3%
ABB	103,500	1,337
Credit Suisse Group	26,470	1,482
Nobel Biocare	7,363	1,743
Novartis	62,929	3,572
Swiss Life Holding (2)	14,200	3,278
UBS	62,448	3,395
Total Switzerland (Cost $9,819)		14,807

TAIWAN 0.7%
Common Stocks 0.7%
Hon Hai Precision Industry	132,000	782
Taiwan Semiconductor ADR (USD)	75,395	654
Total Taiwan (Cost $1,586)		1,436

UNITED KINGDOM 10.8%
Common Stocks 10.8%
AMVESCAP	296,700	2,877
Aviva	118,500	1,589
BP	113,711	1,370
Capita Group	254,400	2,485
Friends Provident	452,130	1,537
GlaxoSmithKline	85,143	2,356
Johnson Matthey	70,900	1,714
Next	61,600	1,966
Reckitt Benckiser	40,510	1,626
Royal Dutch Shell, B Shares	121,813	4,486
Total United Kingdom (Cost $15,339)		22,006

SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	2,959,256	2,959
Total Short-Term Investments (Cost $2,959)		2,959

SECURITIES LENDING COLLATERAL 11.2%
Money Market Pooled Account 11.2%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.321% (3)	22,845,112	22,845
Total Securities Lending Collateral (Cost $22,845)		22,845

Total Investments in Securities
110.9% of Net Assets (Cost $168,992)		$225,836

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $21,802,000; aggregate collateral consisted of $22,845,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $168,992,000. Net unrealized gain aggregated $56,842,000 at period-end, of which $61,575,000 related to appreciated investments and $4,733,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $114,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $2,959,000 and $8,022,000, respectively.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%
Common Stocks 1.0%
Tenaris ADR (USD)	40,700	1,584
Total Argentina (Cost $303)		1,584

AUSTRIA 0.3%
Common Stocks 0.3%
Raiffeisen International	5,900	506
Total Austria (Cost $469)		506

BRAZIL 15.1%
Common Stocks 10.8%
Arcelor Brasil	33,800	541
Banco do Brasil	27,400	628
Companhia Vale do Rio Doce	30,732	612
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preference 'A' share) (USD)	76,200	1,517
Companhia Vale do Rio Doce ADR (USD)	92,380	2,143
Energias Do Brasil	80,600	911
GOL Linhas Aereas Inteligentes ADR (USD)	12,000	384
Natura Cosmeticos	81,400	904
Perdigao	66,599	826
Petroleo Brasileiro ADR (USD)	29,600	2,720
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 preference share) (USD)	58,200	4,821
Tele Norte Leste Participaco	33,632	958
		16,965
Preferred Stocks 4.3%
Banco Bradesco , 0.0%	57,200	1,913
Banco Itau Holdings Financeira, 3.10%	101,910	3,117
TAM, 0.31%	45,000	1,219
WEG	148,800	580
		6,829
Total Brazil (Cost $14,076)		23,794

CHINA 4.8%
Common Stocks 4.8%
Agile Property Holdings (HKD)	290,000	170
Anhui Conch Cement (HKD)	466,000	783
Beijing Enterprises (HKD)	504,000	796
China Insurance International (HKD) (1)	1,426,000	905
Luen Thai Holdings (HKD)	1,136,000	262
PetroChina (HKD)	2,072,000	2,349
Ping An Insurance (HKD)	316,000	1,057
Tencent Holdings (HKD)	347,000	663
Wumart Stores (HKD)	35,000	106
ZTE (HKD)	170,000	500
Total China (Cost $6,913)		7,591

COLOMBIA 0.4%
Common Stocks 0.4%
Bancolombia ADR (USD)	23,500	634
Total Colombia (Cost $625)		634

EGYPT 4.2%
Common Stocks 4.2%
Commercial International Bank	75,985	827
MobiNil-Egyptian	47,717	1,171
Orascom Construction	44,446	1,695
Orascom Telecom	43,540	2,085
Orascom Telecom Holding GDR (USD)	500	24
Vodafone Egypt	58,200	851
Total Egypt (Cost $4,989)		6,653

HONG KONG 1.0%
Common Stocks 1.0%
Hutchison Telecommunications (1)	567,000	985
Kingboard Chemical Holdings	181,500	531
Total Hong Kong (Cost $1,316)		1,516

INDIA 6.2%
Common Stocks 6.2%
Arvind Mills	236,936	280
Bharti Airtel (1)	188,400	1,714
Financial Technologies	27,100	667
Gateway Distriparks	91,888	296
Housing Development Finance	61,600	1,557
I-Flex Solutions	29,800	845
IL & FS Investsmart	59,821	191
Petronet LNG (1)	651,100	644
Sun TV (1)	45,262	1,130
Suzlon Energy Dummy Line	78,400	1,626
Videocon Industries	59,200	540
WNS Holdings ADR (USD) (1)	8,600	216
Total India (Cost $8,664)		9,706

LEBANON 0.2%
Common Stocks 0.2%
Solidere GDR (USD)	23,600	392
Total Lebanon (Cost $517)		392

MALAYSIA 1.6%
Common Stocks 1.6%
Airasia (1)	1,745,300	611
Astro All Asia (Ordinary shares)	680,200	874
Bumiputra Commerce	572,306	962
Total Malaysia (Cost $2,597)		2,447

MEXICO 8.3%
Common Stocks 8.3%
America Movil ADR, Series L (USD)	146,300	5,235
Grupo Aeroportuario ADR (USD)	17,000	509
Grupo Aeroportuario Del Pacifico ADR (USD)	12,800	433
Grupo Financiero Banorte	678,000	1,870
Grupo Televisa ADR (USD)	70,796	1,311
Organizacion Soriana, Series B	137,800	631
Urbi Desarrollos Urbanos (1)	516,200	1,343
Wal-Mart de Mexico, Series V	584,924	1,811
Total Mexico (Cost $7,282)		13,143

RUSSIA 8.8%
Common Stocks 8.8%
CTC Media (USD) (1)	13,200	250
Gazprom ADR, (Regulation S shares) (USD)	66,000	2,751
Lukoil (USD)	11,710	1,016
Lukoil ADR (USD)	35,320	3,059
Novatek OAO (USD)	162,000	722
Novatek Rule OAO GDR (USD) (2)	23,500	1,100
Pyaterochka Holding GDR (USD) (1)	101,400	1,724
RBC Information Systems (USD) (1)	86,855	712
Sberbank (USD)	1,070	1,905
Seventh Continent (USD)	25,700	565
Total Russia (Cost $9,382)		13,804

SOUTH AFRICA 9.9%
Common Stocks 9.9%
Absa Group	95,160	1,409
Aspen Pharmacare Holdings	133,500	680
Aveng	278,300	868
Edgars Consolidated Stores	368,100	1,463
FirstRand	221,422	552
Impala Platinum	7,390	1,366
Investec	17,500	860
JD Group	78,710	725
Massmart Holdings	77,000	528
MTN Group	16,000	123
Naspers (N shares)	170,000	2,992
Pick 'N Pay Stores	87,600	367
Sasol	48,500	1,751
Standard Bank Group	92,196	1,017
Truworths International	293,600	954
Total South Africa (Cost $14,105)		15,655

SOUTH KOREA 18.6%
Common Stocks 17.2%
Amorepacific (1)	3,011	1,264
CJ Home Shopping	9,800	780
CJ Home Shopping, Rights(1)	2,263	48
Daum Communications (1)	11,059	563
Hanjin Heavy Industries & Construction	28,300	800
Hynix Semiconductor (1)	11,810	402
Hynix Semiconductor GDS (1) (2) (USD)	12,100	408
KKC	5,855	1,416
Kookmin Bank	44,200	3,860
Kookmin Bank ADR (USD)	2,300	198
KT Freetel	33,900	1,010
LG Card (1)	14,340	743
LG Electronics	8,850	519
LG Household & Health Care	15,920	1,228
LG Philips LCD (1)	20,330	716
Lotte Shopping	2,276	782
NCsoft (1)	10,450	506
Orion	4,076	1,024
S1 Corporation	13,640	597
Samsung Electronics	7,870	5,010
Shinhan Financial	31,600	1,555
Shinsegae	3,390	1,675
Woori Finance Holdings	99,030	2,022
		27,126
Preferred Stocks 1.4%
Hyundai Motor , 2.84%	36,340	1,747
Samsung Electronics , 1.11%	990	471
		2,218
Total South Korea (Cost $22,506)		29,344

TAIWAN 10.7%
Common Stocks 10.7%
Advantech	344,014	1,051
Basso Industry (1)	199,900	283
Cathay Financial	446,000	953
Delta Electronics	428,400	1,155
Far Eastern Textile	978,225	736
Foxconn Technology	144,000	1,040
High Tech Computer	52,800	1,174
Himax Technologies ADR (USD) (1)	93,200	603
Hon Hai Precision Industry	450,185	2,667
MediaTek	104,000	948
Powerchip Semiconductors (1)	1,361,000	894
Taiwan Semiconductor	1,091,507	1,826
Taiwan Semiconductor ADR (USD)	58,606	508
Uni-President Enterprises	2,074,000	1,634
Yuanta Core Pacific	1,180,000	751
Zyxel Communications	392,380	579
Total Taiwan (Cost $15,891)		16,802

THAILAND 2.2%
Common Stocks 2.2%
Airports of Thailand	215,000	332
C.P. 7-Eleven	4,189,700	753
Kasikornbank NVDR, GDR	687,900	1,118
PTT Exploration & Production	431,700	1,335
Total Thailand (Cost $2,733)		3,538

TURKEY 4.2%
Common Stocks 4.2%
Akbank	120,657	581
Anadolu Efes Biracilik ve Malt Sanayii	19,400	519
Arcelik	60,700	378
Hurriyet Gazetecilik ve Matbaacilik	362,000	838
Turkcell Iletisim Hizmet	217,296	974
Turkcell Iletisim Hizmet ADR (USD)	8,502	97
Turkiye Garanti Bankasi	552,625	1,590
Turkiye Is Bankasi	300,000	1,605
Total Turkey (Cost $5,634)		6,582

UNITED KINGDOM 0.7%
Common Stocks 0.7%
Kazakhmys	44,900	1,049
Total United Kingdom (Cost $1,052)		1,049

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	535,522	535
Total Short-Term Investments (Cost $535)		535

Total Investments in Securities
98.5% of Net Assets (Cost $119,589)		$155,275

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,508 and represents 1.0% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $119,589,000. Net unrealized gain aggregated $35,692,000 at period-end, of which $41,693,000 related to appreciated investments and $6,001,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $124,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $535,000 and $2,806,000, respectively.

T. ROWE PRICE INSTITUTIONAL GLOBAL EQUITY FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 1.7%
Common Stocks 1.7%
BHP Billiton	1,620	35
Total Australia (Cost $35)		35
AUSTRIA 1.8%
Common Stocks 1.8%
Erste Bank der Oesterreich Sparkasse	629	36
Total Austria (Cost $35)		36
BELGIUM 1.2%
Common Stocks 1.2%
SES Global FDR	1,748	24
Total Belgium (Cost $25)		24
BRAZIL 3.0%
Common Stocks 3.0%
Banco Itau ADR (USD)	840	26
Petroleo Brasileiro ADR (USD)	405	34
Total Brazil (Cost $57)		60
CANADA 2.6%
Common Stocks 2.6%
Potash Corp of Saskatchewan (USD)	300	28
Telus (Non voting shares) (USD)	550	23
Total Canada (Cost $48)		51
CHINA 1.6%
Common Stocks 1.6%
Tencent Holdings (HKD)	17,000	33
Total China (Cost $35)		33
EGYPT 1.7%
Common Stocks 1.7%
MobiNil-Egyptian	1,371	34
Total Egypt (Cost $32)		34
FINLAND 1.1%
Common Stocks 1.1%
Nokia	1,100	22
Total Finland (Cost $22)		22
FRANCE 3.8%
Common Stocks 3.8%
AXA	769	26
Legrand	790	21
Total	420	29
Total France (Cost $75)		76
GREECE 1.8%
Common Stocks 1.8%
National Bank of Greece	909	35
Total Greece (Cost $36)		35
HONG KONG 2.6%
Common Stocks 2.6%
Hutchison Telecommunications (1)	30,000	52
Total Hong Kong (Cost $49)		52
IRELAND 1.3%
Common Stocks 1.3%
Anglo Irish Bank	1,748	26
Total Ireland (Cost $27)		26
ITALY 2.9%
Common Stocks 2.9%
Digital Media Technology (1)	576	34
UniCredito Italiano	3,147	24
Total Italy (Cost $59)		58
JAPAN 5.2%
Common Stocks 5.2%
DaVinci Advisors (1)	33	28
Sumitomo Mitsui Financial	5	53
Take & Give Needs	22	22
Total Japan (Cost $111)		103
MALAYSIA 1.0%
Common Stocks 1.0%
Airasia (1)	55,600	19
Total Malaysia (Cost $23)		19
MEXICO 3.7%
Common Stocks 3.7%
America Movil ADR, Series L (USD)	1,350	48
Grupo Financiero Banorte	9,000	25
Total Mexico (Cost $66)		73
NORWAY 1.4%
Common Stocks 1.4%
Statoil ASA	950	28
Total Norway (Cost $27)		28
SOUTH AFRICA 2.3%
Common Stocks 2.3%
Absa Group	1,399	21
Naspers (N shares)	1,434	25
Total South Africa (Cost $44)		46
SOUTH KOREA 1.2%
Common Stocks 1.2%
Kookmin Bank ADR (USD)	270	23
Total South Korea (Cost $22)		23
SWITZERLAND 8.4%
Common Stocks 8.4%
Julius Baer	280	26
Nobel Biocare	98	23
Phonak Holding	273	17
Roche Holding	147	26
Swiss Life Holding (1)	154	36
UBS	740	40
Total Switzerland (Cost $165)		168
UNITED KINGDOM 3.8%
Common Stocks 3.8%
Admiral Group	2,098	26
Johnson Matthey	909	22
Rolls-Royce (1)	3,497	29
Total United Kingdom (Cost $74)		77
UNITED STATES 43.8%
Common Stocks 43.8%
Adobe Systems (1)	500	14
American Tower Systems, Class A (1)	3,040	103
Amgen (1)	370	26
Chicago Mercantile Exchange Holdings	50	23
Danaher	510	33
E*TRADE Financial (1)	1,400	33
GE	700	23
Genentech (1)	420	34
Gilead Sciences (1)	405	25
Goldman Sachs	275	42
Google, Class A (1)	60	23
Grant Prideco (1)	600	27
Humana (1)	280	16
Juniper Networks (1)	3,100	42
Marvell Technology Group (1)	1,650	30
Medicines Company (1)	800	17
Monster Worldwide (1)	1,700	68
Murphy Oil	875	45
Schlumberger	640	43
Smith International	900	40
State Street	300	18
Symbol Technologies	2,400	26
TD Ameritrade Holding	2,000	33
UTi Worldwide	700	16
Vertex Pharmaceuticals (1)	510	17
Wynn Resorts (1)	450	29
Yahoo! (1)	950	26
Total United States (Cost $883)		872
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.32% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
98.0% of Net Assets (Cost $1,951)		$1,952

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Equity Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,951,000. Net unrealized gain aggregated $1,000 at period-end, of which $53,000 related to appreciated investments and $52,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the one month ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $0, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006 was $1,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006